Risk Management - Foreign currency sensitivity analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency sensitivity analysis percentage (as a percent)	5.00%	5.00%	5.00%
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	$ (640)	$ (2,650)	$ (3,660)
Equity	(640)	(2,650)	(3,660)
JPY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	(662)	(62)	(355)
Equity	(662)	(62)	(355)
RMB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	12,193	(33,918)	(6,611)
Equity	12,193	(33,918)	(6,611)
Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	(2,679)	(1,848)	(1,222)
Equity	$ (2,679)	$ (1,848)	$ (1,222)